Financial Instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) MW	Dec. 31, 2022 CAD ($) MW	Apr. 05, 2022 MW	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,466	$ 3,653
Long-term wind energy sale – Eastern US
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
Capacity of facility (in megawatts) | MW	90
Long-term wind energy sale – Canada
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
Garden Plain Wind Project
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW	130
Weighted average extension period (in years)	17 years
Long-term wind energy sale - Central US
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
White Rock East And White Rock West Wind Power Projects
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW		300
Horizon Hill Wind Project
Disclosure of detailed information about financial instruments [line items]
Membership interest			10000.00%
Capacity of facility (in megawatts) | MW			200
Maximum | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Capacity long-term fixed price power sale | MW	380
Minimum | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Capacity long-term fixed price power sale | MW	300
Level I | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	$ (13)	$ 23
Level II | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(244)	173
Level III | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(147)	(782)		$ 159
Level III | Recurring fair value measurement | Other
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	19	6
Level III | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	203	813
Level III | Recurring fair value measurement | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 56	$ 31